Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		112 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Total Net Income (Loss)	$ 122,899	$ (959,188)	$ (408,974)	$ (1,915,024)	$ (3,098,596)	$ (4,419,122)	$ (34,292,654)
Switzerland [Member]
Income Tax Disclosure [Line Items]
Total Net Income (Loss)	312,843	(397,962)	83,321	(883,745)	(1,561,194)	(2,883,099)	(20,960,178)
South Africa [Member]
Income Tax Disclosure [Line Items]
Total Net Income (Loss)	(122,324)	(157,520)	(258,310)	(384,174)	(616,550)	(234,099)	(10,152,768)
United States [Member]
Income Tax Disclosure [Line Items]
Total Net Income (Loss)	(67,620)	(403,706)	(233,985)	(647,105)	(920,852)	(1,301,924)	(2,238,210)
Brazil [Member]
Income Tax Disclosure [Line Items]
Total Net Income (Loss)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (941,498)